ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable
SCHEDULE OF ACCOUNTS RECEIVABLE	The Company’s accounts receivable consists of the following:
	2023	2022
	$	$
Trade receivables	420,998	748,097
GST receivable	6,691	22,276
	427,689	770,373